Dividends and Other Reserves - Schedule of Information about Dividends (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Dividends [abstract]
Final dividend for the year ended 30 June 2018 of 40.4 pence per share (2017 - 38.5 pence)	£ 993	£ 968